Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Cash And Cash Equivalents [Abstract]
Disclosure of restricted cash and cash equivalents [text block]
(a)	Restricted cash

	March 31, 2018	March 31, 2017	March 31, 2016
Current
Bank deposits held under lien against borrowings / guarantees from banks / Government authorities	296,275	262,907	345,328
Total restricted cash	296,275	262,907	345,328

(b) Non restricted cash
Current
Cash and bank balances	1,991,846	1,621,358	1,390,552

Total cash (a+b)	2,288,121	1,884,265	1,735,880
Bank overdraft used for cash management purposes	(2,121,537)	(991,161)	(719,767)
Cash and cash equivalents for the statement of cash flows	166,584	893,104	1,016,113